Fees and Expenses	Feb. 04, 2026	Feb. 02, 2026
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]		What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]		Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount Redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$20.00

Operating Expenses Caption [Optional Text]		Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees	1.30%
Distribution (12b-1) Fees	None
Other Expenses	0.66%
Acquired Fund Fees and Expenses (1)	0.53%
Total Annual Fund Operating Expenses	2.49%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]		Example:
Expense Example Narrative [Text Block]

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$199	$615	$1,057	$2,285

Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate		none
Upright Growth & Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]		What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]		Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount Redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$20.00

Operating Expenses Caption [Optional Text]		Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	0.78%
Acquired Fund Fees and Expenses (1)	0.25%
Total Annual Fund Operating Expenses	2.53%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]		Example:
Expense Example Narrative [Text Block]

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$231	$712	$1,220	$2,615

Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 0.11% of the average value of its portfolio.

Portfolio Turnover, Rate	0.11%
Upright Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]		What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]		Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of amount Redeemed within 1 year of purchase)	2.00%
Wire Redemption Fee	$20.00

Operating Expenses Caption [Optional Text]		Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]

Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	0.79%
Acquired Fund Fees and Expenses (1)	0.16%
Total Annual Fund Operating Expenses	2.45%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]		Example:
Expense Example Narrative [Text Block]

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$232	$715	$1,225	$2,626

Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 5.82% of the average value of its portfolio. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Portfolio Turnover, Rate		5.82%